Geographic Information	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Geographic Information

9.  Geographic Information

Geographic information for long-lived assets at December 31, 2011, was as follows:

	United States	Europe	Total

Long-lived assets:
Investment in finance leases, net	$—	$4,310,875	$4,310,875

Equipment notes receivable, including accrued interest	$—	$1,407,231	$1,407,231

SQN AIF III GP, LLC
Geographic Information

8.  Geographic Information

Geographic information for revenue, and long-lived assets at December 31, 2011, was as follows:

	United States	Europe	Total
Revenue:
Rental income	$—	$135,361	$135,361

Finance income	$—	$38,995	$38,995

Long-lived assets:
Investment in finance leases, net	$—	$4,310,875	$4,310,875

Equipment notes receivable, including accrued interest	$—	$1,407,231	$1,407,231